Non-Current Assets - Prepayments	12 Months Ended
Jun. 30, 2023
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Non-Current Assets - Prepayments

Note 21. Non-Current Assets - Prepayments

	June 30, 2023	June 30, 2022

	US$	US$
Insurance	53,535	110,295
Total non-current prepayments	53,535	110,295

The non‑current prepayment amount relates to specific Phase 3 Clinical trial insurance in place for various sites around the world covering periods to 2024.